Transactions and Balances with Related Parties (Details) - Schedule of Transactions with SUN Corporation - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues [Abstract]
Revenues	$ 2,454	$ 1,957